Voya Target Retirement 2040 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 22.0%
7,061	iShares Core S&P 500 ETF	$ 2,476,788	9.5
10,454	iShares Core S&P Small-Cap ETF	773,282	3.0
2,990	iShares Russell Mid-Cap Growth ETF	524,924	2.0
2,523	Vanguard Russell 1000 Growth ETF	591,088	2.3
12,654	Vanguard Value ETF	1,361,950	5.2

	Total Exchange-Traded Funds
	(Cost $5,198,514)	5,728,032	22.0

MUTUAL FUNDS: 78.0%
	Affiliated Investment Companies: 54.4%
100,558	Voya High Yield Bond Fund - Class P3	789,379	3.0
183,681	Voya Intermediate Bond Fund - Class P3	1,974,571	7.6
36,458	Voya Large Cap Growth Fund - Class P3	2,171,430	8.3
105,640	Voya Large Cap Value Fund - Class P3	1,230,705	4.7
115,483	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,544,014	5.9
276,319	Voya Multi-Manager International Equity Fund - Class P3	3,307,539	12.7
223,365	Voya Multi-Manager International Factors Fund - Class P3	2,148,775	8.2
59,924	Voya Multi-Manager Mid Cap Value Fund - Class P3	517,745	2.0
37,617	Voya Small Company Fund - Class P3	518,741	2.0
		14,202,899	54.4

	Unaffiliated Investment Companies: 23.6%
158,185	TIAA-CREF S&P 500 Index Fund - Class I	6,140,746	23.6

	Total Mutual Funds
	(Cost $18,177,455)	20,343,645	78.0

	Total Investments in Securities (Cost $23,375,969)	$ 26,071,677	100.0
	Assets in Excess of Other Liabilities	3,244	0.0
	Net Assets	$ 26,074,921	100.0

Voya Target Retirement 2040 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$5,728,032	$–	$–	$5,728,032
Mutual Funds	20,343,645	–	–	20,343,645
Total Investments, at fair value	$26,071,677	$–	$–	$26,071,677

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2020, where the following issuers were considered an affiliate:

	Beginning Fair Value at 5/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 8/31/20	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Issuer
Voya High Yield Bond Fund - Class P3	$672,022	$129,613	$(39,246)	$26,990	$789,379	$131	$5,748	$-
Voya Intermediate Bond Fund - Class P3	1,543,627	1,004,564	(589,552)	15,932	1,974,571	200	14,391	-
Voya Large Cap Growth Fund - Class P3	1,899,998	237,601	(266,993)	300,824	2,171,430	-	30,291	-
Voya Large Cap Value Fund - Class P3	1,086,738	217,230	(141,880)	68,617	1,230,705	-	8,106	-
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,144,430	344,663	(163,264)	218,185	1,544,014	-	4,160	-
Voya Multi-Manager International Equity Fund - Class P3	2,965,357	244,606	(309,186)	406,762	3,307,539	-	20,963	-
Voya Multi-Manager International Factors Fund - Class P3	1,894,198	181,555	(157,958)	230,980	2,148,775	-	5,179	-
Voya Multi-Manager Mid Cap Value Fund - Class P3	460,707	50,665	(33,250)	39,623	517,745	-	(3,253)	-
Voya Small Company Fund - Class P3	465,922	89,504	(85,344)	48,659	518,741	-	(5,892)	-
	$12,132,999	$2,500,001	$(1,786,673)	$1,356,572	$14,202,899	$331	$79,693	$-

The financial statements for the above mutual fund[s] can be found at  www.sec.gov.

At August 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $23,694,474.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$2,773,849
Gross Unrealized Depreciation	(396,646)
Net Unrealized Appreciation	$2,377,203